ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec. 26, 1997	[1]
Entity Incorporation, State Country Name	PRC	[1]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Henan Origin Cotton Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation	Mar. 02, 2001	[1]
Entity Incorporation, State Country Name	PRC	[1]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	92.04%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Changchun Origin Seed Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation	Apr. 29, 2003	[1],[2]
Entity Incorporation, State Country Name	PRC	[1],[2]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	99.83%	[1],[2]	99.00%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1],[2]
Linze Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Nov. 18, 2008	[1]
Entity Incorporation, State Country Name	PRC	[1]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date Of Incorporation	Jul. 13, 2011	[1],[3]
Entity Incorporation, State Country Name	PRC	[1],[3]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	51.00%	[1],[3]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1],[3]
Denong Zhengcheng Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Jun. 21, 2000	[4]
Entity Incorporation, State Country Name	PRC	[4]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	98.58%	[4]	97.87%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid seed development, production and distribution	[4]
State Harvest Holdings Limited [Member]
Entity Incorporation, Date Of Incorporation	Oct. 06, 2004
Entity Incorporation, State Country Name	British Virgin Islands
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Investment Holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec. 01, 2004
Entity Incorporation, State Country Name	People's Republic of China ("PRC")
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid seed Technology development
Shandong Kunfeng Biochemical Limited [Member]
Entity Incorporation, Date Of Incorporation	Jun. 14, 2006	[5]
Entity Incorporation, State Country Name	PRC	[5]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[5]
Subsidiary or Equity Method Investee, Nature of Operations	Agricultural chemical producer	[5]

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as "Beijing Origin".
[2]	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
[3]	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
[4]	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.
[5]	As of April 6, 2012, Kunfeng has completed its restructuring procedures and is now a wholly owned subsidiary of BioTech.